Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,041,653	$ 336,936
Non-current, Maturity	854,256	1,164,786
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	227,214	143,411
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	814,439	193,526
Year 2
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	395,935	557,942
Year 3
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	322,594	375,985
Year 4
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	62,083	156,634
Year 5
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	28,548	46,565
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,096	$ 27,660
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Year 4
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 350,183
Brazil | Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.44%	8.69%
Brazil | Secured And Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	6.18%
Chile | Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.30%	5.30%
Colombia | Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.91%	7.35%
Peru | Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.64%	6.59%
Peru | Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.34%	6.29%
Peru | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.70%	5.68%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.13%
Nominal Interest Rate		4.12%
Current, Maturity		$ 37,854
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Citibank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		778
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Citibank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 37,076
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.37%
Nominal Interest Rate		3.36%
Current, Maturity		$ 708
Non-current, Maturity		75,938
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Banco Santander [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		708
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Banco Santander [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 75,938
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.57%
Nominal Interest Rate		10.51%
Current, Maturity		$ 52,414
Non-current, Maturity		100,849
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		20,080
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		32,334
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		39,121
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		31,839
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Year 4 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		22,490
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Year 5 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,410
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 2,989
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Bndes [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.83%
Nominal Interest Rate		9.86%
Current, Maturity		$ 7,860
Non-current, Maturity		119,572
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Bndes [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		966
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Bndes [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		6,894
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Bndes [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		31,042
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Bndes [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		31,042
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Bndes [Member] | Year 4 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		31,042
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Bndes [Member] | Year 5 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 26,446
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Banco Itau [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.29%
Nominal Interest Rate		4.28%
Current, Maturity		$ 1,594
Non-current, Maturity		75,512
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Banco Itau [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,594
Enel Distribucion Rio S A Ex Ampla Energia S A | Colombia | Banco Itau [Member] | Year 4 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 75,512
Enel Distribucin Ro | Brazil | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.91%
Nominal Interest Rate	1.90%
Current, Maturity	$ 37,150
Enel Distribucin Ro | Brazil | Citibank [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.77%
Nominal Interest Rate	3.76%
Current, Maturity	$ 31
Non-current, Maturity	97,220
Enel Distribucin Ro | Brazil | Citibank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	31
Enel Distribucin Ro | Brazil | Citibank [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	31
Enel Distribucin Ro | Brazil | Citibank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	37,119
Enel Distribucin Ro | Brazil | Citibank [Member] | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 97,220
Enel Distribucin Ro | Brazil | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.03%
Nominal Interest Rate	5.02%
Current, Maturity	$ 76,126
Enel Distribucin Ro | Brazil | Banco Santander [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 76,126
Enel Distribucin Ro | Brazil | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.17%
Nominal Interest Rate	9.04%
Current, Maturity	$ 35,978
Non-current, Maturity	56,657
Enel Distribucin Ro | Brazil | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	9,166
Enel Distribucin Ro | Brazil | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	26,812
Enel Distribucin Ro | Brazil | Bndes [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	29,483
Enel Distribucin Ro | Brazil | Bndes [Member] | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,773
Enel Distribucin Ro | Brazil | Bndes [Member] | Year 4 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,322
Enel Distribucin Ro | Brazil | Bndes [Member] | Year 5 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 2,079
Enel Distribucin Ro | Brazil | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.81%
Nominal Interest Rate	4.80%
Current, Maturity	$ 1,583
Non-current, Maturity	75,601
Enel Distribucin Ro | Brazil | Banco Itau [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,583
Enel Distribucin Ro | Brazil | Banco Itau [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 75,601
Enel Distribucin Ro | Brazil | Bndes Two [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	12.11%
Nominal Interest Rate	12.06%
Current, Maturity	$ 39,488
Non-current, Maturity	93,291
Enel Distribucin Ro | Brazil | Bndes Two [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10,445
Enel Distribucin Ro | Brazil | Bndes Two [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	29,043
Enel Distribucin Ro | Brazil | Bndes Two [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,740
Enel Distribucin Ro | Brazil | Bndes Two [Member] | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,740
Enel Distribucin Ro | Brazil | Bndes Two [Member] | Year 4 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,811
Codensa [Member] | BBVA Five [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.07%
Nominal Interest Rate		5.94%
Current, Maturity		$ 389
Non-current, Maturity		456
Codensa [Member] | BBVA Five [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		121
Codensa [Member] | BBVA Five [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		268
Codensa [Member] | BBVA Five [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		304
Codensa [Member] | BBVA Five [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 152
Codensa [Member] | Brazil | Banco Agrario [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.15%
Nominal Interest Rate		6.97%
Current, Maturity		$ 2,406
Non-current, Maturity		4,568
Codensa [Member] | Brazil | Banco Agrario [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		899
Codensa [Member] | Brazil | Banco Agrario [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,507
Codensa [Member] | Brazil | Banco Agrario [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,661
Codensa [Member] | Brazil | Banco Agrario [Member] | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,661
Codensa [Member] | Brazil | Banco Agrario [Member] | Year 4 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,246
Codensa [Member] | Colombia | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.49%	8.49%
Nominal Interest Rate	8.32%	8.32%
Current, Maturity	$ 63,094	$ 1,626
Non-current, Maturity		66,996
Codensa [Member] | Colombia | Bank of Tokyo [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 63,094	1,626
Codensa [Member] | Colombia | Bank of Tokyo [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 66,996
Codensa [Member] | Colombia | Bank Of Tokyo One [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.01%
Nominal Interest Rate		8.82%
Current, Maturity		$ 279
Non-current, Maturity		54,266
Codensa [Member] | Colombia | Bank Of Tokyo One [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		279
Codensa [Member] | Colombia | Bank Of Tokyo One [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 54,266
Codensa [Member] | Colombia | Bank of Tokyo Two [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.01%
Nominal Interest Rate	8.82%
Current, Maturity	$ 25,187
Non-current, Maturity	24,942
Codensa [Member] | Colombia | Bank of Tokyo Two [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	244
Codensa [Member] | Colombia | Bank of Tokyo Two [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	24,943
Codensa [Member] | Colombia | Bank of Tokyo Two [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 24,942
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.90%	7.72%
Nominal Interest Rate	6.69%	7.46%
Current, Maturity	$ 753	$ 3,298
Non-current, Maturity		722
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 753	836
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,462
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 722
Codensa [Member] | Colombia | Banco AV Villas [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.49%	7.50%
Nominal Interest Rate	6.30%	7.26%
Current, Maturity	$ 384	$ 1,680
Non-current, Maturity		368
Codensa [Member] | Colombia | Banco AV Villas [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 384	424
Codensa [Member] | Colombia | Banco AV Villas [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,256
Codensa [Member] | Colombia | Banco AV Villas [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 368
Codensa [Member] | Colombia | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.55%	7.45%
Nominal Interest Rate	6.36%	7.25%
Current, Maturity	$ 585	$ 905
Non-current, Maturity		556
Codensa [Member] | Colombia | Banco Popular [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	200	277
Codensa [Member] | Colombia | Banco Popular [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 385	628
Codensa [Member] | Colombia | Banco Popular [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 556
Codensa [Member] | Colombia | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.60%	7.44%
Nominal Interest Rate	6.40%	7.24%
Current, Maturity	$ 1,518	$ 1,792
Non-current, Maturity		1,452
Codensa [Member] | Colombia | Banco Popular [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	386	536
Codensa [Member] | Colombia | Banco Popular [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,132	1,256
Codensa [Member] | Colombia | Banco Popular [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,452
Codensa [Member] | Colombia | BBVA [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.15%	6.21%
Nominal Interest Rate	5.03%	6.07%
Current, Maturity	$ 304	$ 357
Non-current, Maturity	67	353
Codensa [Member] | Colombia | BBVA [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	79	112
Codensa [Member] | Colombia | BBVA [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	225	245
Codensa [Member] | Colombia | BBVA [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 67	282
Codensa [Member] | Colombia | BBVA [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 71
Codensa [Member] | Colombia | BBVA Two [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.24%	6.10%
Nominal Interest Rate	5.12%	5.97%
Current, Maturity	$ 259	$ 303
Non-current, Maturity	57	303
Codensa [Member] | Colombia | BBVA Two [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	66	91
Codensa [Member] | Colombia | BBVA Two [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	193	212
Codensa [Member] | Colombia | BBVA Two [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 57	242
Codensa [Member] | Colombia | BBVA Two [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 61
Codensa [Member] | Colombia | BBVA Three [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.28%	5.96%
Nominal Interest Rate	5.16%	5.83%
Current, Maturity	$ 140	$ 163
Non-current, Maturity	31	165
Codensa [Member] | Colombia | BBVA Three [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35	46
Codensa [Member] | Colombia | BBVA Three [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	105	117
Codensa [Member] | Colombia | BBVA Three [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 31	132
Codensa [Member] | Colombia | BBVA Three [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 33
Codensa [Member] | Colombia | BBVA Four [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.15%	6.21%
Nominal Interest Rate	5.03%	6.07%
Current, Maturity	$ 513	$ 604
Non-current, Maturity	220	699
Codensa [Member] | Colombia | BBVA Four [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	134	197
Codensa [Member] | Colombia | BBVA Four [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	379	407
Codensa [Member] | Colombia | BBVA Four [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 220	466
Codensa [Member] | Colombia | BBVA Four [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 233
Codensa [Member] | Colombia | BBVA Five [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.24%
Nominal Interest Rate	5.12%
Current, Maturity	$ 333
Non-current, Maturity	144
Codensa [Member] | Colombia | BBVA Five [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	85
Codensa [Member] | Colombia | BBVA Five [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	248
Codensa [Member] | Colombia | BBVA Five [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 144
Codensa [Member] | Colombia | BBVA Six [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.32%	6.03%
Nominal Interest Rate	5.20%	5.90%
Current, Maturity	$ 317	$ 368
Non-current, Maturity	138	436
Codensa [Member] | Colombia | BBVA Six [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	80	109
Codensa [Member] | Colombia | BBVA Six [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	237	259
Codensa [Member] | Colombia | BBVA Six [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 138	291
Codensa [Member] | Colombia | BBVA Six [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 145
Codensa [Member] | Colombia | BBVA Seven [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.98%
Nominal Interest Rate	5.82%
Current, Maturity	$ 811
Non-current, Maturity	819
Codensa [Member] | Colombia | BBVA Seven [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	206
Codensa [Member] | Colombia | BBVA Seven [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	605
Codensa [Member] | Colombia | BBVA Seven [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	655
Codensa [Member] | Colombia | BBVA Seven [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 164
Codensa [Member] | Colombia | BBVA Eight [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.81%
Nominal Interest Rate	5.66%
Current, Maturity	$ 401
Non-current, Maturity	465
Codensa [Member] | Colombia | BBVA Eight [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	108
Codensa [Member] | Colombia | BBVA Eight [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	293
Codensa [Member] | Colombia | BBVA Eight [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	310
Codensa [Member] | Colombia | BBVA Eight [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 155
Codensa [Member] | Colombia | BBVA Nine [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.90%
Nominal Interest Rate	5.75%
Current, Maturity	$ 607
Non-current, Maturity	714
Codensa [Member] | Colombia | BBVA Nine [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	158
Codensa [Member] | Colombia | BBVA Nine [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	449
Codensa [Member] | Colombia | BBVA Nine [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	476
Codensa [Member] | Colombia | BBVA Nine [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 238
Codensa [Member] | Colombia | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.30%
Nominal Interest Rate	6.13%
Current, Maturity	$ 2,046
Non-current, Maturity	2,736
Codensa [Member] | Colombia | Banco Agrario [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	537
Codensa [Member] | Colombia | Banco Agrario [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,509
Codensa [Member] | Colombia | Banco Agrario [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,564
Codensa [Member] | Colombia | Banco Agrario [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,172
Codensa [Member] | Peru | BBVA Seven [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.72%
Nominal Interest Rate		6.56%
Current, Maturity		$ 950
Non-current, Maturity		1,564
Codensa [Member] | Peru | BBVA Seven [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		322
Codensa [Member] | Peru | BBVA Seven [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		628
Codensa [Member] | Peru | BBVA Seven [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		695
Codensa [Member] | Peru | BBVA Seven [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		695
Codensa [Member] | Peru | BBVA Seven [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 174
Codensa [Member] | Peru | BBVA Eight [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.86%
Nominal Interest Rate		6.69%
Current, Maturity		$ 474
Non-current, Maturity		825
Codensa [Member] | Peru | BBVA Eight [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		180
Codensa [Member] | Peru | BBVA Eight [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		294
Codensa [Member] | Peru | BBVA Eight [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		330
Codensa [Member] | Peru | BBVA Eight [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		330
Codensa [Member] | Peru | BBVA Eight [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 165
Codensa [Member] | Peru | BBVA Nine [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.75%
Nominal Interest Rate		6.59%
Current, Maturity		$ 715
Non-current, Maturity		1,263
Codensa [Member] | Peru | BBVA Nine [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		259
Codensa [Member] | Peru | BBVA Nine [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		456
Codensa [Member] | Peru | BBVA Nine [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		505
Codensa [Member] | Peru | BBVA Nine [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		505
Codensa [Member] | Peru | BBVA Nine [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 253
Chinango S.A.C. | Peru | Banco de Credito del Per [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.15%
Nominal Interest Rate		3.05%
Current, Maturity		$ 8,422
Chinango S.A.C. | Peru | Banco de Credito del Per [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 8,422
Chinango S.A.C. | Peru | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.52%	3.52%
Nominal Interest Rate	3.40%	3.40%
Current, Maturity	$ 424	$ 1,702
Non-current, Maturity		422
Chinango S.A.C. | Peru | Bank of Nova Scotia [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 424	437
Chinango S.A.C. | Peru | Bank of Nova Scotia [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,265
Chinango S.A.C. | Peru | Bank of Nova Scotia [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 422
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.35%
Nominal Interest Rate		8.84%
Current, Maturity		$ 1,635
Non-current, Maturity		2,432
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		419
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,216
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil | Bndes [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,621
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil | Bndes [Member] | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 811
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Banco do Brasil [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.67%
Nominal Interest Rate		4.66%
Current, Maturity		$ 27
Non-current, Maturity		2,773
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Banco do Brasil [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		27
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Banco do Brasil [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 2,773
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.28%
Nominal Interest Rate	9.15%
Current, Maturity	$ 18,863
Non-current, Maturity	29,744
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,803
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	14,060
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,282
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,753
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | Year 4 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,620
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | Year 5 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,089
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.01%	12.17%
Nominal Interest Rate	10.00%	11.28%
Current, Maturity	$ 13,146	$ 15,766
Non-current, Maturity		15,094
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco Itau Brasil [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 13,146	15,766
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco Itau Brasil [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,094
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.00%	10.29%
Nominal Interest Rate	6.93%	10.14%
Current, Maturity	$ 19,524	$ 46,075
Non-current, Maturity		22,640
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	173	795
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 19,351	45,280
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 22,640
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.34%	7.85%
Nominal Interest Rate	6.33%	7.70%
Current, Maturity	$ 814	$ 6,438
Non-current, Maturity	$ 67,317	1,603
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.01%
Nominal Interest Rate	10.00%
Current, Maturity	$ 1,374
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	255	1,630
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,374
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	559	4,808
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,610	$ 1,603
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,415
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,415
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | Year 5 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,415
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 36,462
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Nota Promissoria [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.80%
Nominal Interest Rate	6.79%
Current, Maturity	$ 2,041
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Nota Promissoria [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,041
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.70%
Nominal Interest Rate	5.69%
Current, Maturity	$ 30
Non-current, Maturity	2,776
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brazil [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	30
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brazil [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 2,776
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Peru | Bndes [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.79%
Nominal Interest Rate		10.66%
Current, Maturity		$ 24,250
Non-current, Maturity		52,650
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Peru | Bndes [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		8,891
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Peru | Bndes [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		15,359
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Peru | Bndes [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		20,478
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Peru | Bndes [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		16,491
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Peru | Bndes [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		12,131
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Peru | Bndes [Member] | Year 5 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,086
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Peru | Bndes [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,464
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Santander [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.35%
Nominal Interest Rate		6.20%
Current, Maturity		$ 15,500
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Santander [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 15,500
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Per [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.16%
Nominal Interest Rate	4.10%
Current, Maturity	$ 35
Non-current, Maturity	22,192
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Per [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Per [Member] | Year 3 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,192
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Interbank [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.83%
Nominal Interest Rate		5.71%
Current, Maturity		$ 6,624
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Interbank [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 6,624
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.10%
Nominal Interest Rate		5.01%
Current, Maturity		$ 4,659
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		29
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 4,630
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Two [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.10%
Nominal Interest Rate		5.01%
Current, Maturity		$ 7,764
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Two [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		47
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Two [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 7,717
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Three [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.10%
Nominal Interest Rate		5.01%
Current, Maturity		$ 7,442
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Three [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		35
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Three [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 7,407
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Four [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.10%
Nominal Interest Rate		5.01%
Current, Maturity		$ 7,750
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Four [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		33
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Four [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 7,717
Emgesa S.A. E.S.P. | Colombia | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.85%
Nominal Interest Rate		9.62%
Current, Maturity		$ 3,622
Non-current, Maturity		17,866
Emgesa S.A. E.S.P. | Colombia | Banco de Bogota S.A. [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,835
Emgesa S.A. E.S.P. | Colombia | Banco de Bogota S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,787
Emgesa S.A. E.S.P. | Colombia | Banco de Bogota S.A. [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,573
Emgesa S.A. E.S.P. | Colombia | Banco de Bogota S.A. [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,787
Emgesa S.A. E.S.P. | Colombia | Banco de Bogota S.A. [Member] | Year 4 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,573
Emgesa S.A. E.S.P. | Colombia | Banco de Bogota S.A. [Member] | Year 5 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,573
Emgesa S.A. E.S.P. | Colombia | Banco de Bogota S.A. [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 5,360
Emgesa S.A. E.S.P. | Colombia | Banco de Credito del Per [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.90%
Nominal Interest Rate		1.88%
Current, Maturity		$ 35,413
Emgesa S.A. E.S.P. | Colombia | Banco de Credito del Per [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35,414
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.37%	9.43%
Nominal Interest Rate	6.27%	9.21%
Current, Maturity	$ 9,334	$ 10,184
Non-current, Maturity	36,952	50,246
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		5,160
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	9,334	5,024
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,619	10,050
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,238	5,024
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Year 4 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,238	10,048
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Year 5 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,238	10,050
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 4,619	$ 15,074
Enel Per S.A [Member] | Peru | Banco Scotiabank [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.40%
Nominal Interest Rate	3.40%
Current, Maturity	$ 25,857
Enel Per S.A [Member] | Peru | Banco Scotiabank [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,857
Enel Green Power Volta Grande [Member] | Brazil | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.63%	3.24%
Nominal Interest Rate	3.63%	3.22%
Current, Maturity	$ 267,234	$ 1,158
Non-current, Maturity		261,358
Enel Green Power Volta Grande [Member] | Brazil | BNP PARIBAS [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,249	1,158
Enel Green Power Volta Grande [Member] | Brazil | BNP PARIBAS [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 265,985
Enel Green Power Volta Grande [Member] | Brazil | BNP PARIBAS [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 261,358
CELG Distribucion S.A. [Member] | Brazil | Banco Daycoval [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		14.99%
Nominal Interest Rate		13.59%
Current, Maturity		$ 1,303
CELG Distribucion S.A. [Member] | Brazil | Banco Daycoval [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		653
CELG Distribucion S.A. [Member] | Brazil | Banco Daycoval [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 650
CELG Distribucion S.A. [Member] | Brazil | BCV - Banco de Crdito e Varejo (1310/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		15.86%
Nominal Interest Rate		12.91%
Current, Maturity		$ 2,369
CELG Distribucion S.A. [Member] | Brazil | BCV - Banco de Crdito e Varejo (1310/2015) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,782
CELG Distribucion S.A. [Member] | Brazil | BCV - Banco de Crdito e Varejo (1310/2015) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 587
CELG Distribucion S.A. [Member] | Brazil | BCV - Banco de Crdito e Varejo (1360/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		15.86%
Nominal Interest Rate		12.91%
Current, Maturity		$ 8,764
CELG Distribucion S.A. [Member] | Brazil | BCV - Banco de Crdito e Varejo (1360/2015) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		5,263
CELG Distribucion S.A. [Member] | Brazil | BCV - Banco de Crdito e Varejo (1360/2015) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 3,501
CELG Distribucion S.A. [Member] | Brazil | Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.02%
Nominal Interest Rate		4.05%
Current, Maturity		$ 1,533
Non-current, Maturity		75,513
CELG Distribucion S.A. [Member] | Brazil | Itau [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,533
CELG Distribucion S.A. [Member] | Brazil | Itau [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 75,513
CELG Distribucion S.A. [Member] | Brazil | Itau 2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.67%
Nominal Interest Rate		4.02%
Current, Maturity		$ 1,398
Non-current, Maturity		94,998
CELG Distribucion S.A. [Member] | Brazil | Itau 2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,398
CELG Distribucion S.A. [Member] | Brazil | Itau 2 [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 94,998
CGTF Endesa Fortaleza [Member] | Brazil | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.98%
Nominal Interest Rate		2.96%
Current, Maturity		$ 399
Non-current, Maturity		60,328
CGTF Endesa Fortaleza [Member] | Brazil | Citibank Colombia [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		399
CGTF Endesa Fortaleza [Member] | Brazil | Citibank Colombia [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 60,328
Enel Amricas S.A. | Chile | Citibank N.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	3.36%
Current, Maturity	$ 35,000
Enel Amricas S.A. | Chile | Citibank N.A [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 35,000
Enel Amricas S.A. | Chile | Credit Agricole CIB [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	3.36%
Current, Maturity	$ 37,387
Enel Amricas S.A. | Chile | Credit Agricole CIB [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 37,387
Enel Amricas S.A. | Chile | JP Morgan Chase Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	3.36%
Current, Maturity	$ 35,000
Enel Amricas S.A. | Chile | JP Morgan Chase Bank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 35,000
Enel Amricas S.A. | Chile | Sumitomo Mitsui Banking [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	3.36%
Current, Maturity	$ 70,000
Enel Amricas S.A. | Chile | Sumitomo Mitsui Banking [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 70,000
Enel Amricas S.A. | Chile | Societe Generale [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	3.36%
Current, Maturity	$ 35,000
Enel Amricas S.A. | Chile | Societe Generale [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 35,000
Enel Amricas S.A. | Chile | BBVA New York Branch [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	3.36%
Current, Maturity	$ 35,000
Enel Amricas S.A. | Chile | BBVA New York Branch [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 35,000
Enel Amricas S.A. | Chile | Linea sobregiro (Banco Santander) [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Current, Maturity	$ 1
Enel Amricas S.A. | Chile | Linea sobregiro (Banco Santander) [Member] | Less than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1
Enel Amricas S.A. | Chile | BNP Paribas NY [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	3.36%
Current, Maturity	$ 105,000
Enel Amricas S.A. | Chile | BNP Paribas NY [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 105,000
Enel Generacin Fortaleza S.A. [Member] | Brazil | Citibank Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.66%
Nominal Interest Rate	4.65%
Current, Maturity	$ 560
Non-current, Maturity	60,398
Enel Generacin Fortaleza S.A. [Member] | Brazil | Citibank Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	560
Enel Generacin Fortaleza S.A. [Member] | Brazil | Citibank Two [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 60,398
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.06%
Nominal Interest Rate	9.61%
Current, Maturity	$ 167
Non-current, Maturity	25,884
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	167
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 2 [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,965
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 2 [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,368
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 2 [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,368
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 2 [Member] | Year 5 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 4,183
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0720L401 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.63%
Nominal Interest Rate	4.62%
Current, Maturity	$ 1,522
Non-current, Maturity	75,601
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0720L401 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,522
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0720L401 [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 75,601
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0820L401 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.60%
Nominal Interest Rate	4.59%
Current, Maturity	$ 1,391
Non-current, Maturity	95,108
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0820L401 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,391
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0820L401 [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 95,108
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0221L401 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.46%
Nominal Interest Rate	5.45%
Current, Maturity	$ 542
Non-current, Maturity	30,462
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0221L401 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	542
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0221L401 [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 30,462
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0718L401 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.77%
Nominal Interest Rate	5.76%
Current, Maturity	$ 909
Non-current, Maturity	40,345
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0718L401 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	909
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | Itau 4131 CELG - CE 0718L401 [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 40,345
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | CCB ALFA [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.41%
Nominal Interest Rate	7.40%
Current, Maturity	$ 33,561
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | CCB ALFA [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 33,561
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1 Protocolo [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.00%
Nominal Interest Rate	4.00%
Current, Maturity	$ 1,577
Non-current, Maturity	262
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1 Protocolo [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	397
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1 Protocolo [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,180
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1 Protocolo [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 262
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	11.98%
Nominal Interest Rate	11.80%
Current, Maturity	$ 2,752
Non-current, Maturity	14,113
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	703
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,049
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,918
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,103
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Year 4 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,309
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Year 5 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,544
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,239